Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
Note 9 — Goodwill and Intangible Assets, Net
The following table presents details of the Company’s total goodwill:

As of September 30, 2019	$2,462,835
Goodwill resulting from acquisitions (1)	118,628
Other	(2,818)

As of September 30, 2020	$2,578,645
Goodwill resulting from acquisitions (2)	104,151
Decrease in goodwill as a result of divestiture (3)	(61,396)
Other	1,244

As of September 30, 2021	$2,622,644

(1)
Mainly relates to the acquisition of Openet. In allocating the total purchase price for Openet, based on estimated fair values, the Company recorded $110,347 of goodwill, $40,409 of customer relationships to be amortized over approximately eight years, $53,614 of core technology to be amortized over five years and $2,594 of trademark to be amortized over two years.

(2)
Mainly relates to the acquisition of Sourced. In allocating the total preliminary purchase price for Sourced, based on estimated fair values, the Company recorded $80,055 of goodwill, $18,211 of customer relationships to be amortized over approximately seven years and $3,056 of core technology to be amortized over three years.

(3)	Relates to the divestiture of OpenMarket completed on December 31, 2020, please see also Note 3.
The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal years 2021, 2020 or 2019.

The following table p
r
esents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2021
Core technology	$896,149	$(777,419)	$118,730
Customer relationships	689,754	(556,716)	133,038
Other	47,540	(40,276)	7,264

Total	$1,633,443	$(1,374,411)	$259,032

September 30, 2020
Core technology	$896,814	$(735,534)	$161,280
Customer relationships	642,575	(517,670)	124,905
Other	47,540	(37,391)	10,149

Total	$1,586,929	$(1,290,595)	$296,334

The amortization expenses related to the Company’s definite-lived purchased intangible assets were $83,816, $80,777 and $94,385 for the years ended 2021, 2020 and 2019, respectively.
The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2021 is as follows:

Amount
Fiscal year:
2022	$72,119
2023	54,156
2024	45,882
2025	41,930
2026	25,505
Thereafter	19,440

Total	$259,032